Consolidated Cash Flow Statements - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operations
Income (loss) before income tax	€ (5,233)	€ 9,027
Adjustments to reconcile loss before income tax to cash flow into operations
Income tax	(19)	(26)
Financial result	731	1,377
Depreciation	3,822	1,121
Non-current provisions and liabilities		(503)
Losses from disposal of assets	(13)
Non-cash (income) and expenses	(117)	(18,028)
Changes in operating assets and liabilities
Trade receivables	2,840	979
Other assets and income tax assets	537	(3,036)
Inventories	(319)	(560)
Trade payables	(1,956)	195
Provisions	(416)	(159)
Other liabilities	(1,103)	(12,260)
Net cash flow used in operational activities	(1,246)	(21,873)
Cash flows from investment activities
Purchase of intangible and tangible assets	(527)	(513)
Business combinations (including cash and cash equivalents)	2,264	20,231
Proceeds from sale of intangible and tangible assets	27
Net cash flow from investment activities	1,764	19,718
Cash flows from financing activities
Proceeds from draw down of EIB loan		5,000
Proceeds from exercise of employee stock options		17
Leasing payments	(744)	(392)
Interest paid	(335)	(347)
Net cash flows from (used in) financing activities	(1,079)	4,278
Net increase/(decrease) in cash and cash equivalents	(561)	2,123
Changes from exchange rate differences	(8)	5
Cash and cash equivalents at the beginning of the period	11,119	19,451
Cash and cash equivalents at the end of the period	€ 10,550	€ 21,579